                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number: ________________________________
        This Amendment (Check only one.):       [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perseus, L.L.C.
Address:  2099 Pennsylvania Avenue, N.W., Suite 900
          Washington, D.C. 20006


Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodd Macklin
Title:    Chief Financial Officer, Treasurer and Secretary
Phone:    (202) 772-1481

Signature, Place, and Date of Signing:

     /s/ Rodd Macklin                Washington, D.C.        November 30, 2004
----------------------------    -------------------------   -------------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                       0
                                              ----------------------

Form 13F Information Table Entry Total:                 19
                                              ----------------------

Form 13F Information Table Value Total:              $129,824
                                              ----------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                NONE

                           FORM 13F INFORMATION TABLE

           COLUMN 1            COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
----------------------------  ---------  ---------  ---------  --------------------  ----------  ---------  ------------------------
                                                                                                              VOTING AUTHORITY
                               TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     ------------------------
        NAME OF ISSUER          CLASS     CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
   Allos Therapeutics, Inc.    Common   019777101       $673     312,900   SH          DEFINED               312,900
------------------------------------------------------------------------------------------------------------------------------------
      Beacon Power Corp.       Common   073677106     $3,976   7,502,351   SH          DEFINED             7,502,351
------------------------------------------------------------------------------------------------------------------------------------
   BioMarin Pharmaceuticals    Common   00009061G1      $779     150,000   SH          DEFINED               150,000
   (Glyko Biomedical Ltd.)
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    Cardiac Science, Inc.      Common   141410209     $4,051   2,109,705   SH          DEFINED             2,109,705
------------------------------------------------------------------------------------------------------------------------------------
  CollaGenex Pharmaceuticals   Common   19419B100       $515      78,580   SH          DEFINED                78,580
             Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Distributed Energy Systems   Common   00025475V1    $1,360     746,980   SH          DEFINED               746,980
------------------------------------------------------------------------------------------------------------------------------------
     Diversa Corporation       Common   255064107     $4,542     544,000   SH          DEFINED               544,000
------------------------------------------------------------------------------------------------------------------------------------
     Evergreen Solar Inc.      Common   00030033R1    $8.353   2,920,585   SH          DEFINED             2,920,585
------------------------------------------------------------------------------------------------------------------------------------
        Exelixis, Inc.         Common   30161Q104     $6,801     843,750   SH          DEFINED               843,750
------------------------------------------------------------------------------------------------------------------------------------
   La Jolla Pharmaceutical     Common   503459109       $915     300,000   SH          DEFINED               300,000
           Company
------------------------------------------------------------------------------------------------------------------------------------
Sciclone Pharmaceuticals Inc.  Common   80862K104       $384     107,860   SH          DEFINED               107,860
------------------------------------------------------------------------------------------------------------------------------------

[Repeat as necessary]

                           FORM 13F INFORMATION TABLE

           COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------------  ---------  ---------   ---------  --------------------  ----------  --------  ------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER    ------------------------
        NAME OF ISSUER          CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
      Allos Therapeutics       Common    019777101    $3,714    1,727,300  SH           OTHER                     1,727,300
------------------------------------------------------------------------------------------------------------------------------------
   Auxilium Pharmaceuticals    Common    05334D107   $27,853    3,265,314  SH           OTHER                     3,265,314
------------------------------------------------------------------------------------------------------------------------------------
  Barrier Therapeutics, Inc.   Common   00006850R1   $33,498    2,754,738  SH           OTHER                     2,754,738
------------------------------------------------------------------------------------------------------------------------------------
      Bioenvision, Inc.        Common   00009059N1    $2,997      375,044  SH           OTHER                       375,044
------------------------------------------------------------------------------------------------------------------------------------
 CollaGenex Pharmaceuticals,   Common    19419B100    $2,221      339,100  SH           OTHER                       339,100
             Inc.
------------------------------------------------------------------------------------------------------------------------------------
IntraBiotics Pharmaceuticals,  Common    46116T100      $389       97,133  SH           OTHER                        97,133
             Inc.
------------------------------------------------------------------------------------------------------------------------------------
         Myogen, Inc.          Common   00062856E1   $21,037    2,597,142  SH           OTHER                     2,597,142
------------------------------------------------------------------------------------------------------------------------------------
        Valentis, Inc.         Common    91913E104    $5,766    2,167,744  SH           OTHER                     2,167,744
------------------------------------------------------------------------------------------------------------------------------------

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

[Repeat as necessary]